Shareholders' Equity (Details) - Schedule of Accumulated other Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accumulated other Comprehensive Income (Loss) [Abstract]
Beginning Balance	$ (3,990,594)	$ (550,248)
Current-period other comprehensive loss	(355,386)	(3,532,507)
Other comprehensive loss attribute to noncontrolling interests	78	92,161	$ 48,211
Ending balance	$ (4,345,902)	$ (3,990,594)	$ (550,248)